Loans and Advances to Banks	6 Months Ended
Jun. 30, 2018
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Loans and Advances to Banks

10. LOANS AND ADVANCES TO BANKS

	30 June 2018 £m	31 December 2017 £m
Loans and advances to banks	2,410	3,463

Balances at 30 June 2018 exclude assets relating to our ring-fencing plans that have either transferred outside the Santander UK group, or whose transfer is considered highly probable at the balance sheet date and have therefore been reclassified as held for sale. For more details see Note 26 and Note 27.